Organization and Reorganization (Details)	12 Months Ended
Dec. 31, 2018
TuanChe Information Limited ("TuanChe Information")
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Year of incorporation	2012
Entity Incorporation, State Country Name	Hong Kong, PRC
Principal activities	Investment holding
Percentage of direct or indirect economic ownership	100.00%
TuanYuan Internet Technology (Beijing) Co., Ltd. ("TuanYuan")
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Year of incorporation	2013
Entity Incorporation, State Country Name	Beijing, PRC
Principal activities	Technical support and consulting services
Percentage of direct or indirect economic ownership	100.00%